Common Stock (Details) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 12, 2016	Nov. 21, 2016	Sep. 30, 2015	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Common Stock (Textual)
Common shares issued for services, shares				3,613
Fair value of shares issued for services				$ 14,092
Issuance of common stock under Lightminer acquisition remain in escrow, shares				18,905
Issuance of common stock under Lightminer acquisition remain in escrow				$ 567,000
Issuance of common stock value for acquisition					$ 2,896,000
Restricted Common Stock [Member]
Common Stock (Textual)
Value of common shares issued for acquisition		$ 101,000
Integrio Technologies, LLC [Member]
Common Stock (Textual)
Issuance of common stock value for acquisition				$ 7,050
Issuance of common stock share for acquisition				1,767
Common Stock [Member]
Common Stock (Textual)
Common shares issued for options exercised, shares						91,000
Common shares issued for services, shares					13,000	23,416
Fair value of shares issued for services					$ 371,000	$ 455,000
Issuance of common stock, shares			350,000
Issuance of common stock under Lightminer acquisition remain in escrow, shares					18,905
Issuance of common stock under Lightminer acquisition remain in escrow					$ 567,000
Common stock sale price per share	$ 6.00		$ 15.00
Net proceeds from sale of stock	$ 1,800,000		$ 4,700,000
Issuance of common stock for LightMiner acquisition					102,895
Issuance of common stock value for acquisition					$ 2,895,000
Fair value of accrued					$ 567,000